Related Party Transactions and Balances (Details) - Schedule of Balances with Related Parties - Moxing Shangxing (Beijing) Technology Co., Ltd [Member] - USD ($)		Sep. 30, 2023	Sep. 30, 2022
Schedule of Balances with Related Parties [Line Items]
Accounts receivable – related party			$ 298,587
Due from related party	[1]		$ 182,751

[1]	As of September 30, 2022, the balance of $182,751 (or RMB1,300,000) represented the interest-free loan lend to Moxing Shangxing (Beijing) Technology Co., Ltd. for the working capital purpose, with the maturity date due on August 24, 2023. The loan was fully collected in December 2022.